Share-based compensation expense - Schedule of Number of Awards Outstanding and Weighted Average Strike Price (Details)				12 Months Ended
	Dec. 29, 2020 shares	Dec. 16, 2020 shares	Dec. 14, 2020 shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-based Payment Arrangements [Abstract]
Average strike price in USD per share, At the beginning of the year (in USD per share) | $ / shares				$ 18.75	$ 0
Fair value grant date (in USD per share) | $ / shares				28.62	18.75
Average strike price in USD per share, Forfeited (in USD per share) | $ / shares				19.83	0
Average strike price in USD per share, Exercised (in USD per share) | $ / shares				18.75	0
Average strike price in USD per share, At the end of the year (in USD per share) | $ / shares				$ 26.45	$ 18.75
Number of awards, At the beginning of the year (in shares) | shares				1,020,434	0
Number of awards, Granted (in shares) | shares				3,347,766	1,020,434
Number of awards, Forfeited (in shares) | shares				(88,332)	0
Number of awards, Exercised (in shares) | shares	(517)	(517)	(1,861)	(2,895)	0
Number of awards, At the end of the year (in shares) | shares				4,276,973	1,020,434
Weighted average remaining contractual life of outstanding share options				9 years 3 months 14 days	9 years 11 months 15 days